CONTRACTUAL TRANSMISSION ASSETS	12 Months Ended
Dec. 31, 2020
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS

NOTE 17 - CONTRACTUAL TRANSMISSION ASSETS

The transmission concessions of the Company and its subsidiaries are classified according to the contractual asset model, according to IFRS 15 considering the performance obligation to construct, operate and maintain the transmissionlines.

The contractual asset originates to the extent that the concessionaire satisfies the obligation to build and implement the transmission infrastructure, the revenue being recognized over the project time, however the receipt of cash flow is conditioned to the satisfaction of the performance obligation of operation and maintenance.

With the concepts and principles brought by IFRS 15, there was a need to identify the performance obligations provided for in the Electricity Transmission concession contracts, the allocation of the transaction price portion to the referred performance obligations (and, consequently, the allocation of the respective margins), among other procedures, within the system of revenue recognition with customers provided for by the standard. Electricity transmission concession contracts have two clearly identified performance obligations, namely: (i) construction and (ii) Operation and Maintenance - O&M.

The use of different assumptions, in accordance with CVM / SNC / SEP 04/2020 Circular Letter, based on different policys in the market can significantly modify the value of the asset measured by the Company. In 2020, management made retrospective adjustments to the measurement of the contract assets and taxes involved, which substantially included changes in the rate of interest on contracts and the reclassification of assets related to RBSE assets from financial assets to contract assets. These changes result from a change in accounting policy and were made in connection with the application of Official CVM / SNC / SEP 04/2020. The aforementioned Circular Letter does no conflict with IFRS 15 but provided further guidance in order to standardize the accounting treatment of transmission in Brazil due to its specific complexities related to the local regulatory environment and some diversity in practice. The main changes that affected the Company were related to the reclassification of the transmission assets related to the Existing Basic System Network (RBSE), until then classified as financial assets to contract assets under the terms of IFRS 15. Therefore the fair value adjustments related to such assets were no longer applied.

The value of the contractual asset is formed by means of the present value of its estimated future cash flows at the beginning of the concession, or in its extension and is defined based on the RAP, which is the consideration that the concessionaires receive for the provision of the public service of transmission to users. The receipt of the RAP takes into consideration the construction of the transmission line, which is the moment that the concessionaires start to receive and the proper operation and maintance, considering that its charged based on the availability of the lines and they should be working properly.

These receipts amortize the investments in this transmission infrastructure and any non-amortized investments (reversible assets) generate the right of indemnity from the Granting Authority at the end of the contract, according to the type of concession. These cash flows are: (i) remunerated at the implicit rate, which represents the financial component of the business, established at the beginning of each project, approximately on average 8.07% per year for renewed contracts and 7.66% for bids of 7.17% per year; and (ii) substantially updated by the IPCA except for contracts 004/2004, 010/2005, 005/2005, 006/2005 and 034/2001, which are updated by the IGPM. In addition, the margins perceived in the company's results for the year 2020 referring to the transmission segment were approximately 37.67% for Operation and Maintenance and negative for 16.20% in the construction performance obligation, the negative perceived margin in the construction obligation performance is justified by the costs incurred that exceed the costs initially foreseen.

The movement of these assets in the years ended December 31, 2020, 2019 and 2018 is as follows:

				CGT
			Eletronorte	Eletrosul	Eletrosul	Amazonas
	Furnas	Chesf	(a)	(b)	(b)	GT (a)	Total
Balance on January 1, 2018 (*)	21,853,978	16,168,172	9,367,383	—	3,348,079	244,822	50,982,434
Construction revenue	288,365	615,697	1,432	—	12,136	(93,988)	823,642
Financial income	1,826,892	1,637,327	1,115,165	—	365,453	70,667	5,015,504
Incorporation	—	—	—	—	709,826	—	709,826
Amortization	(3,233,831)	(2,269,512)	(1,149,346)	—	(534,933)	(61,964)	(7,249,586)
Balance as of December 31, 2018 (*)	20,735,404	16,151,684	9,334,635	—	3,900,561	159,537	50,281,821
Construction revenue	90,166	301,302	66,544	—	277,702	17,311	753,025
Financial income	3,641,767	717,292	949,454	—	490,280	53,565	5,852,358
Disposal of investee	—	—	—	—	(8,789)	—	(8,789)
Amortization	(3,369,876)	(2,199,905)	(1,192,983)	—	(571,503)	(34,925)	(7,369,192)
Balance as of December 31, 2019 (*)	21,097,461	14,970,373	9,157,650	—	4,088,251	195,488	49,509,223
Incorporation	—	—	204,980	4,088,251	(4,088,251)	(204,980)	—
Construction revenue	253,938	326,476	71,871	125,917	—	—	778,202
Financial income	2,762,823	1,439,841	1,214,337	606,620	—	2,593	6,026,214
Periodic Tariff Review Effect	2,104,183	476,529	971,325	676,301	—	—	4,228,338
Amortization	(4,174,036)	(2,736,095)	(1,527,371)	(722,850)	—	6,899	(9,153,453)
Balance as of December 31, 2020	22,044,369	14,477,124	10,092,792	4,774,239	—	—	51,388,524

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

(a) The subsidiary Eletronorte acquired the shares of Amazonas GT, see note 4.6;

(b) Eletrosul was incorporated by CGT Eletrosul (new name of CGTEE) in 2020; and

(c) Eletrosul was incorporated TSBE in 2018.

Considering the characteristics that temporarily differ RBSE's contractual assets from other transmission concession assets, the estimated net cash flow (undiscounted) of RBSE's assets is shown below. The book balance of RBSE's contract assets, at present value, amounts to R$ 33,890,851.

	Economic Portion	Financial Portion	Adjustment portion	Total
2021	3,294,576	4,792,942	1,350,800	9,438,318
2022	3,294,576	4,792,942	1,350,800	9,438,318
2023	2,313,265	4,792,942	675,400	7,781,607
2024	1,331,954	4,792,942	—	6,124,896
2025	1,331,954	2,396,471	—	3,728,425
2026	1,331,954	—	—	1,331,954
2027	1,331,954	—	—	1,331,954
2028	665,977	—	—	665,977
	14,896,210	21,568,239	3,377,000	39,841,449

a)Tariff review

Through ratification resolution No. 2.725, of July 14, 2020, ANEEL established the new annual revenues allowed for making public energy transmission facilities available for the 2020-2021 cycle, including revenues corresponding to the Periodic Tariff Review - RTP of 21 Company concessions. Accordingly, the Company, considering the new annual revenues allowed for contracts that underwent RTP, measured and recorded the effects arising from this review in the amount of R$ 4,228,338 in revenues in 2020, being a substantial reflection in the base of RBSE's assets which alone represented R$ 4.6 billion.

The main items reviewed and considered by ANEEL in the calculation of the new permitted annual revenues are as follows:

•	Review of the Base and Remuneration of Transmission Companies;
•	Change in the rate of return on capital of the electricity transmission segment;
•	Consideration of disposals and demobilizations of assets;
•	Inflationary update of the period;
•	Retrospective change of the WACC for the years 2018 and 2019;
•	Incorporation of the remuneration component from 2013 to 2017 of the Cost of Equity (Ke); and
•	Redistribution for 3 years of the differences between the amount effectively received between 2018 and 2019 and the portions now revised, via the adjustment portion updated by IPCA.

b)Regulatory effects of the tariff review - Renewed contracts

The RAP of the Eletrobras Companies suffered increases resulting from the result of this Tariff Review and the recognition of the portion of remuneration provided for in article 1, third paragraph, of MME Ordinance 120/2016, which establishes that the cost of capital not incorporated since the extensions of the concessions until the tariff process, established in the first paragraph of the referred article, shall be updated and paid by Ke, real, of the transmission segment defined by ANEEL in the Periodic Tariff Review methodologies of Existing Concessionaires' Revenues.

This remuneration by Ke was excluded from the tariff, by ANEEL, in 2017 due to court injunctions. These injunctions were revoked and, for this reason, the remuneration was incorporated into the income of the transmission companies. The total amount of the remuneration for Ke will be paid until June 2025, and the amount that should have been paid between 2017 and 2020, will be paid until the end of the current tariff review cycle, that is, June 2023, adjusted for inflation (IPCA), through the Adjustment Portion (PA).

In relation to the Tariff Review for the current 2018-2023 cycle, the final values approved in this review were higher than the provisional ones that ANEEL had been establishing since 2018, which is why the RAP of the 2020-2021 cycle, through the PA, also includes an increase referring to the Tariff Review instituted to compensate for this retroactive difference.

The table below shows the revised RAPs for the 2020-2021 cycle of the Eletrobras Companies and the consolidated PA updated by the IPCA, which contains, in addition to other items not related to RBSE, the retroactive Ke from 2017 to 2020 and the difference from retroactive tariff review for the period from 2018 to 2020.

	RAP Cycle 2020-	PA Consolidated Review		RAP Total Cycle
Company	2021 Revised	Total	Per Cycle	2020-2021
Furnas (CC 062/2001)	5,153	1,777	593	5,745
Chesf (CC 061/2001)	3,494	1,735	578	4,073
Eletronorte (CC 058/2001)	1,833	954	318	2,151
CGT Eletrosul (CC 057/2001)	969	234	78	1,047
Total	11,449	4,700	1,567	13,016

a)	Values estimated based on the values of NT nº 108/2020 - SGT / ANEEL and the IPCA between June 2019 and June 2020.

For comparison purposes, the sum of the effects of the Tariff Review and the Adjustment Portion, results in an estimated increase in the RAP for the 2020-2021 Cycle in relation to the 2019-2020 Cycle, on a consolidated basis, of approximately 31%, being the comparison by company presented below:

Impact on the
Company	2020 - 2021 Cycle
Furnas	28.97%
Chesf	42.79%
Eletronorte	43.97%
CGT Eletrosul	4.16%

Accounting policy

According to the concession contracts, the Company is responsible for transporting the energy from the generation centers to the distribution points. To fulfill this responsibility, the transmission have two distinct performance obligations: (i) to build and (ii) to maintain and operate the transmission infrastructure.

By fulfilling these two performance obligations, the energy transmission company keeps its transmission infrastructure available to users and in return receives a remuneration called RAP, for the entire duration of the concession contract. These receipts amortize the investments made in this transmission infrastructure. Any unamortized investments generate the right to indemnity from the Concession Grantor (when provided for in the concession contract), which receives the entire transmission infrastructure at the end of the concession contract.

The right to compensation for goods and services conditional on compliance with performance obligations and not just the passage of time. As a result, the consideration is now classified as a contract asset, and, as performance is fulfilled, they are subsequently reclassified to accounts receivable from customers.

The Company's transmission concessions are classified as contractual assets, including the assets associated with RBSE were revised as contractual assets in these financial statements.

The main assumptions for measuring the transmission contractual assets are summarized below:

•	RAP revenue stipulated in the concession contract (Bid auction or concession renewal);
•	Forecasted investment curve attached to the concession contract and depreciation rate considered in the concession contract;
•

Implicit rate of return of the contract obtained after pricing the margins by the expected RAP flow at the time of renewal or contractual conclusion in comparison with the expected or realized investment flow;

•

Margin identification. The margins identified reflect the strategy defined by the Company for each concession, and vary according to various business factors, at the time of each contract, impact on the formation of the contract asset. However, regardless of margins, costs are earned directly in the income;

•	Variable portion as a risk criterion using history.
•	Provision for indemnification of any residual balance after the end of the concession's contractual term.